Income taxes - Significant Components of Income Taxes Deducted from Net Earnings (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current taxes
Current taxes	$ (775)	$ (758)
Uncertain tax positions	8	(9)
Change in estimate relating to prior periods	12	40
Deferred taxes
Deferred taxes relating to the origination and reversal of temporary differences	(352)	(71)
Change in estimate relating to prior periods	8	11
Recognition and utilization of loss carryforwards	44	(304)
Effect of change in provincial corporate tax rate	0	(3)
Resolution of uncertain tax positions	60	25
Total income taxes	$ (995)	$ (1,069)